Intangible assets (Details 3 - Textuals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 10, 2021	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Intangible assets
Impairment of intangible assets	R$ 21,895	R$ 0	R$ 0
Dextra Technologies S.A.
Intangible assets
Goodwill arising from acquisition				R$ 595,721
Comrade Inc.
Intangible assets
Goodwill arising from acquisition		10,969			R$ 19,644
CI&T IN Software Ltda.
Intangible assets
Goodwill arising from acquisition							R$ 2,871
CI&T Japan Inc.
Intangible assets
Goodwill arising from acquisition		R$ 730				R$ 1,233
Non-compete agreement | Dextra Technologies S.A.
Intangible assets
Residual amount of intangible assets	1,171
Internally developed | Software | Dextra Technologies S.A.
Intangible assets
Write-off	R$ 20,723